Long-Term Incentive Awards - Unrecognized Share-based Compensation (Details) (2004 Amended and Restated Long-Term Incentive Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, Options	$ 121
Weighted average remaining term	2 months 12 days
Time-based Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, Awards other than options	4,632
Weighted average remaining term	1 year 2 months 12 days
Objective-based Awards (share settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, Awards other than options	1,921
Weighted average remaining term	1 year 2 months 12 days
Objective-based Awards (cash settled)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, Awards other than options	$ 1,563
Weighted average remaining term	10 months 24 days